Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2015
Stock dividends declared (shares)				737,448
Dividend declared percentage				5.00%	5.00%
Number shares exercised (shares)	3,019		18,645	43,639
Treasury Stock [Member]
Number of shares issued from Treasury stock				33,800
Treasury stock purchased (shares)		2,000	2,000	31,050
Common Stock [Member]
Number shares exercised (shares)	5,438
Retained Earnings [Member]
Dividends on common stock (in dollars per share)	$ 0.05